Debt (Tables)	9 Months Ended
Sep. 30, 2025
Debt [Abstract]
Short and Long-term Debt
a) The Company’s short- and long-term debt consists of the following:

As of September 30, 2025				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Senior Notes
U.S. dollars

	Fixed-rate Senior notes (i)	5.130%	2028	Ps.	3,757,530
	Fixed-rate Senior notes (i)	6.380%	2028		4,241,014
	Fixed-rate Senior notes (i)	4.380%	2029		2,178,514
	Fixed-rate Senior notes (i)	3.625%	2029		18,382,500
	Fixed-rate Senior notes (i)	2.875%	2030		18,382,500
	Fixed-rate Senior notes (i)	4.700%	2032		13,786,875
	Fixed-rate Senior notes (i)	5.000%	2033		9,191,250
	Fixed-rate Senior notes (i)	6.375%	2035		18,039,299
	Fixed-rate Senior notes (i)	6.125%	2037		6,787,279
	Fixed-rate Senior notes (i)	6.125%	2040		36,682,463
	Fixed-rate Senior notes (i)	4.375%	2042		21,139,875
	Fixed-rate Senior notes (i)	4.375%	2049		22,978,125
	Subtotal U.S. dollars			Ps.	175,547,224
Mexican pesos
	Commercial Paper (ii)	7.770% - 9.290%	2025 - 2026	Ps.	8,070,552
	Domestic Senior notes (i)	TIIE + 0.300%	2025		409,418
	Domestic Senior notes (i)	9.350%	2028		11,016,086
	Fixed-rate Senior notes (i)	10.125%	2029		22,500,000
	Fixed-rate Senior notes (i)	9.500%	2031		22,000,000
	Domestic Senior notes (i)	9.520%	2032		14,679,166
	Fixed-rate Senior notes (i)	10.300%	2034		22,396,000
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		4,996,435
	Domestic Senior notes (i)	4.840%	2037		11,340,305
	Subtotal Mexican pesos			Ps.	125,279,662
Euros
	Commercial Paper (ii)	2.130% - 2.380%	2025	Ps.	23,640,748
	Fixed-rate Senior notes (i)	1.500%	2026		16,177,519
	Fixed-rate Senior notes (i)	0.750%	2027		16,303,380
	Fixed-rate Senior notes (i)	2.125%	2028		12,864,579
	Fixed-rate Senior notes (i)	5.250%	2028		10,785,010
	Floating-rate Senior notes (i)	Euribor 3M + 1.050%	2028		3,882,605
	Fixed-rate Senior notes (i)	3.000%	2030		14,020,517
	Subtotal euros			Ps.	97,674,358
Pound Sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	12,358,555
	Fixed-rate Senior notes (i)	5.750%	2030		16,066,121
	Fixed-rate Senior notes (i)	4.948%	2033		7,415,133
	Fixed-rate Senior notes (i)	4.375%	2041		18,537,832
	Subtotal Pound Sterling			Ps.	54,377,641
Brazilian reais
	Debentures (i)	CDI + 1.35%	2026	Ps.	5,184,400
	Debentures (i)	CDI + 1.20%	2027		10,368,800
	Debentures (i)	CDI + 0.55%	2028		5,184,400
	Debentures (i)	IPCA + 5.7687%	2029		8,640,667
	Subtotal Brazilian reais			Ps.	29,378,267
Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	1,615,771
Chilean pesos
	Fixed-rate Senior notes (i)	4.000%	2035	Ps.	3,771,054
	Subtotal other currencies			Ps.	5,386,825
Lines of Credit and others
Euros
	Lines of credit (iii)	Euribor 1M + 0.350%	2025	Ps.	1,186,351
Mexican pesos
	Lines of credit (iii)	TIIE + 0.310% - 0.800% & TIIE Fondeo + 0.300% - 0.530%	2025		10,360,000
Peruvian Soles
	Lines of credit (iii)	4.740% - 5.080%	2025 - 2026		24,377,437
Colombian pesos
	Lines of credit (iii)	IBR 1M + 0.890% - IBR 1M + 1.420% & IBR 3M + 0.850% - IBR 3M + 0.960%	2025 - 2027		16,633,018
Chilean pesos
	Lines of credit (iii)	TAB 180 + 0.600% - 0.750% & TAB 360 + 0.850% & 0.595% - 6.620%	2025 - 2026		9,590,744
	Financial leases	8.270% - 8.970%	2027		15,780
Dominican pesos
	Lines of credit (iii)	10.900% - 13.250%	2025 - 2026		368,821

	Subtotal Lines of Credit and others			Ps.	62,532,151
	Total debt			Ps.	550,176,128
	Less: Short-term debt and current portion of long-term debt			Ps.	87,072,990
	Long-term debt			Ps.	463,103,138

As of December 31, 2024				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Senior Notes
U.S. dollars
	Fixed-rate Senior notes (i)	5.125%	2028	Ps.	4,143,002
	Fixed-rate Senior notes (i)	6.375%	2028		4,676,086
	Fixed-rate Senior notes (i)	4.375%	2029		2,402,000
	Fixed-rate Senior notes (i)	3.625%	2029		20,268,300
	Fixed-rate Senior notes (i)	2.875%	2030		20,268,300
	Fixed-rate Senior notes (i)	4.700%	2032		15,201,225
	Fixed-rate Senior notes (i)	6.375%	2035		19,889,891
	Fixed-rate Senior notes (i)	6.125%	2037		7,483,563
	Fixed-rate Senior notes (i)	6.125%	2040		40,445,595
	Fixed-rate Senior notes (i)	4.375%	2042		23,308,545
	Fixed-rate Senior notes (i)	4.375%	2049		25,335,375
	Subtotal U.S. dollars			Ps.	183,421,882
Mexican pesos
	Commercial Paper (ii)	10.420% - 11.530%	2025	Ps.	6,500,597
	Domestic Senior notes (i)	0.000%	2025		6,201,365
	Domestic Senior notes (i)	TIIE + 0.050%	2025		3,000,000
	Domestic Senior notes (i)	TIIE + 0.300%	2025		409,418
	Domestic Senior notes (i)	9.350%	2028		11,016,086
	Fixed-rate Senior notes (i)	10.125%	2029		17,500,000
	Fixed-rate Senior notes (i)	9.500%	2031		17,000,000
	Domestic Senior notes (i)	9.520%	2032		14,679,166
	Fixed-rate Senior notes (i)	10.300%	2034		20,000,000
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		4,964,352
	Domestic Senior notes (i)	4.840%	2037		11,062,112
	Subtotal Mexican pesos			Ps.	120,204,796
Euros
	Commercial Paper (ii)	2.87% - 3.84%	2025	Ps.	26,158,406
	Fixed-rate Senior notes (i)	1.500%	2026		15,745,429
	Fixed-rate Senior notes (i)	0.750%	2027		15,867,928
	Fixed-rate Senior notes (i)	2.125%	2028		12,520,975
	Fixed-rate Senior notes (i)	5.250%	2028		10,496,953
	Floating-rate Senior notes (i)	Euribor 3M + 1.050%	2028		3,778,901
	Subtotal euros			Ps.	84,568,592
Pound Sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	12,687,956
	Fixed-rate Senior notes (i)	5.750%	2030		16,494,343
	Fixed-rate Senior notes (i)	4.948%	2033		7,612,773
	Fixed-rate Senior notes (i)	4.375%	2041		19,031,934
	Subtotal Pound Sterling			Ps.	55,827,006
Brazilian reais
	Debentures (i)	CDI + 1.37%	2025	Ps.	4,909,719
	Debentures (i)	CDI + 1.35%	2026		4,909,719
	Debentures (i)	CDI + 1.20%	2027		9,819,437
	Debentures (i)	CDI + 0.55%	2028		4,909,719
	Debentures (i)	IPCA + 5.7687%	2029		8,182,864
	Subtotal Brazilian reais			Ps.	32,731,458
Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	1,674,427
Chilean pesos
	Fixed-rate Senior notes (i)	4.000%	2035	Ps.	3,907,036
	Subtotal other currencies			Ps.	5,581,463
Lines of Credit and others
Euros
	Lines of credit (iii)	Euribor 3M + 1.300%	2028	Ps.	6,088,232
Mexican pesos
	Lines of credit (iii)	TIIE + 0.400% - 0.790%	2025		10,380,000
U.S. dollars
	Lines of credit (iii)	SOFR 1M + 0.400% - 0.550% & 6.750%	2025 - 2029		23,511,228
Peruvian Soles
	Lines of credit (iii)	5.080% - 6.150%	2025		21,298,150
Colombian pesos
	Lines of credit (iii)	IBR 1M + 0.560% - 2.550% & IBR 3M + 0.560%	2025 - 2026		17,008,428
Chilean pesos
	Lines of credit (iii)	TAB 30 + 3.35% & TAB 180 + 0.600% - 0.750%	2025 - 2026		6,526,415
	Financial leases	8.270% - 8.970%	2027		22,052
Dominican pesos
	Lines of credit (iii)	10.900% - 13.250%	2025 - 2026		415,929

	Subtotal Lines of Credit and others			Ps.	85,250,434
	Total debt			Ps.	567,585,631
	Less: Short-term debt and current portion of long-term debt			Ps.	104,210,738
	Long-term debt			Ps.	463,374,893

Short Term Debt Maturities
An analysis of the Company’s short-term debt maturities as of September 30, 2025 and December 31, 2024, is as follows:

	2025		2024
Senior Notes	Ps.	37,305,118	Ps.	47,179,504
Lines of credit		49,759,962		57,023,548
Financial leases		7,910		7,686
Subtotal short term debt	Ps.	87,072,990	Ps.	104,210,738
Weighted average interest rate		5.97%		6.42%

Long Term Debt Maturities
The Company’s long-term debt maturities are as follows:

Years	Amount
2026	Ps.	28,713,788
2027		39,258,745
2028		51,731,226
2029		51,701,680
2030		48,469,138
2031 and thereafter		243,228,561
Total	Ps.	463,103,138

Senior Notes Outstanding
The outstanding Senior Notes as of September 30, 2025 and December 31, 2024, were as follows:

Currency*	2025		2024
U.S. dollars	Ps.	175,547,224	Ps.	183,421,882
Mexican pesos		125,279,662		120,204,796
Euros		97,674,358		84,568,592
Pound sterling		54,377,641		55,827,006
Brazilian reais		29,378,267		32,731,458
Japanese yens		1,615,771		1,674,427
Chilean pesos		3,771,054		3,907,036

*Thousands of Mexican pesos.
*Includes secured and unsecured senior notes.